Charter arrangements, Future Charter Payments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Charter arrangements [Abstract]
2024		$ 62,952
2025		39,721
2026		26,552
2027		17,847
Thereafter		0
Net charter payments	$ 79,942	147,072	$ 95,873	$ 79,942
Other income [Abstract]
Other income		$ 0	$ 0	$ 4,612
Distribution of equity received	$ 4,612